497(e)
                                                                       333-64749

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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED APRIL 1, 2002, TO THE ACCUMULATOR(R), ACCUMULATOR(R) SELECT(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) ELITE(SM) PROSPECTUSES, EACH DATED APRIL 1, 2002
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This supplement modifies certain information in the above-referenced
Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The modifications are as follows:

(1) On the first page under "What is Accumulator(R)/Accumulator(R) Select(SM)/Accumulator(R) Plus(SM)/Accumulator(R) Elite(SM)?" (as applicable), the following sentence is added to the end of the first paragraph:

          "Certain features and benefits described in this prospectus may vary in your state; all features and benefits may not be available in all states."


(2) In "Contracts features and benefits" under "Your benefit base" under "6% Roll up to age 85 enhanced death benefit," (please note that this benefit is not available in all states) the fifth and sixth bullets are deleted and replaced with the following:

     o "6% with respect to the variable investment options (other than EQ/Alliance Intermediate Government Securities and EQ/Alliance Money Market) and the account for special dollar cost averaging; and

     o 3% with respect to the EQ/Alliance Intermediate Government Securities and EQ/Alliance Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable)."

(3) In "Contracts features and benefits" under "Our Living Benefit option" under "Illustrations of guaranteed minimum income benefit," references to the following options are deleted:

          AXA Premier VIP Core Bond
          EQ/Alliance Quality Bond
          EQ/High Yield
          EQ/J.P. Morgan Core Bond

(4) In the Appendix entitled "Enhanced death benefit example," references to the following options are deleted:

          AXA Premier VIP Core Bond
          EQ/Alliance Quality Bond
          EQ/High Yield
          EQ/J.P. Morgan Core Bond

(5) In "Charges and expenses" under "Annual administrative charge," the first sentence of the second paragraph is revised, as follows:

          "We deduct this charge from your value in the variable investment options and the guaranteed interest option (if permitted in your state) on a pro rata basis."